Marketable debt securities - Schedule of marketable securities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable debt securities
Financial liabilities held for trading	€ 171,546	€ 152,151	€ 122,270
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,367
Financial liabilities at amortized cost	1,421,184	1,484,322	1,468,703
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	11,686	7,554	5,371
Financial liabilities at amortized cost	312,704	317,967	303,208
Total financial liabilities	324,390	325,521	308,579
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Total financial liabilities	253,893	252,765	231,880	€ 211,597
Marketable debt securities | Subordinated debt
Marketable debt securities
Total financial liabilities	28,859	35,461	30,529
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 41,638	€ 37,295	€ 46,170